Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Schedule of Major Subsidiaries, VIEs and VIEs' Subsidiaries

As of December 31, 2019, the Company’s major subsidiaries, VIEs and VIEs’ subsidiaries are as follows:

	Place of Incorporation	Date of Establishment/Acquisition	Effective interest held
Subsidiaries:
Beijing QIYI Century Science & Technology Co., Ltd. (“Beijing QIYI Century”)	PRC	March 8, 2010	100%
Chongqing QIYI Tianxia Science & Technology Co., Ltd. (“QIYI Tianxia”)	PRC	November 3, 2010	100%
Qiyi.com HK Limited (“QIYI HK”)	Hong Kong	April 14, 2011	100%
iQIYI Film Group Limited	Cayman	May 26, 2017	100%
iQIYI Media Limited	Cayman	May 26, 2017	100%
iQIYI Film Group HK Limited	Hong Kong	June 12, 2017	100%
Beijing iQIYI New Media Science & Technology Co., Ltd. (“iQIYI New Media”)	PRC	July 27, 2017	100%
Skymoons Inc.	Cayman	Acquired on July 17, 2018	100%
Magic Prime Group Limited	BVI	Acquired on July 17, 2018	80%
Special (Hong Kong) Co., Ltd.	Hong Kong	Acquired on July 17, 2018	80%

VIEs and VIEs’ subsidiaries:
Beijing iQIYI Science & Technology Co., Ltd. (“Beijing iQIYI”, formerly known as Beijing Xinlian Xinde Advertisement Media Co., Ltd.)	PRC	Acquired on November 23, 2011	Nil
Shanghai iQIYI Culture Media Co., Ltd. (“Shanghai iQIYI”)	PRC	December 19, 2012	Nil
Shanghai Zhong Yuan Network Co., Ltd. (“Shanghai Zhong Yuan”)	PRC	Acquired on May 11, 2013	Nil
iQIYI Pictures (Beijing) Co., Ltd. (“iQIYI Pictures”)	PRC	December 31, 2014	Nil
Beijing iQIYI Intelligent Entertainment Technology Co., Ltd. (“Intelligent Entertainment”, formerly known as Beijing iQIYI Cinema Management Co., Ltd.)	PRC	June 28, 2017	Nil
Tianjin Skymoons Interactive Co., Ltd. (“Tianjin Skymoons”)	PRC	Acquired on July 17, 2018	Nil
Chengdu Skymoons Digital Entertainment Co., Ltd. (“Chengdu Skymoons”)	PRC	Acquired on July 17, 2018	Nil
Chengdu Skymoons Interactive Network Game Co., Ltd. (“Skymoons Interactive”)	PRC	Acquired on July 17, 2018	Nil

Schedule of VIEs and VIEs' Subsidiaries Included in Consolidated Balance Sheets and Statements of Comprehensive Loss

The carrying amounts of the assets, liabilities and the results of operations of the VIEs and VIEs’ subsidiaries included in the Company’s consolidated balance sheets and statements of comprehensive loss are as follows:

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	614,929	882,743	126,798
Short-term investments	763,310	169,565	24,356
Accounts receivable, net	2,426,175	2,839,945	407,933
Others	3,185,767	3,927,386	564,134
Total current assets	6,990,181	7,819,639	1,123,221
Non-current assets:
Fixed assets, net	840,609	856,116	122,973
Long-term investments	2,133,476	2,130,467	306,022
Operating lease assets	-	649,273	93,262
Others	10,664,091	9,992,629	1,435,352
Total non-current assets	13,638,176	13,628,485	1,957,609
Total assets	20,628,357	21,448,124	3,080,830
LIABILITIES
Third-party liabilities
Current liabilities:
Accounts and notes payable	5,285,801	4,193,022	602,290
Customer advances and deferred revenue	2,115,296	2,982,011	428,339
Long-term loans, current portion (i)	56,000	732,213	105,176
Operating lease liabilities, current portion	-	95,905	13,776
Accrued expenses and other liabilities	3,218,856	3,181,906	457,052
Others	648,323	908,408	130,485
Total current liabilities	11,324,276	12,093,465	1,737,118
Non-current liabilities:
Operating lease liabilities	-	364,853	52,408
Other non-current liabilities (i)	1,434,506	1,567,977	225,226
Total non-current liabilities	1,434,506	1,932,830	277,634
Amounts due to the Company and its subsidiaries	12,409,340	13,583,317	1,951,121
Total liabilities	25,168,122	27,609,612	3,965,873

	For the year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Total revenues	16,389,778	22,982,783	26,887,129	3,862,094
Net loss	(609,387)	(2,749,657)	(3,329,772)	(478,292)
Net cash provided by/(used for) operating activities	5,356,540	4,548,220	(4,305,955)	(618,512)
Net cash used for investing activities	(4,687,804)	(6,671,588)	(3,609,845)	(518,522)
Net cash (used for)/provided by financing activities	(848,300)	2,202,196	8,180,387	1,175,039

(i) In accordance with the arrangement as described in Note 14, the Group consolidates the securitization vehicles as it is a VIE for which the Group considers itself the primary beneficiary given the Group has the power to govern the activities that most significantly impact its economic performance and is obligated to absorb losses that could potentially be significant to the VIE. As of December 31, 2018 and 2019, RMB46,000 and RMB424,000 (US$60,905), respectively, of the loan is repayable within one year and is included in “Long-term loans, current portion” and the remaining balance of RMB424,000 and RMB527,000 (US$75,699), respectively, of the loan is included in non-current liabilities in the carrying amounts of the liabilities of the VIEs and VIEs' subsidiaries.